Expense Example {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-10 - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406